THE TREASURER'S FUND


                           19 OLD KINGS HIGHWAY SOUTH
                                DARIEN, CT 06820
                       1 (800) TSR-FUND / 1 (800) 877-3863


                               SEMI-ANNUAL REPORT
                                 APRIL 30, 1997



INVESTMENT ADVISOR
------------------
     GABELLI FIXED INCOME L.L.C.
     19 Old Kings Highway South
     Darien, CT 06820

ADMINISTRATOR
-------------
     GABELLI FUNDS, INC.
     One Corporate Center
     Rye, NY 10580

DISTRIBUTOR
-----------
     GABELLI FIXED INCOME DISTRIBUTORS, INC.
     19 Old Kings Highway South
     Darien, CT 06820

CUSTODIAN
---------
     CUSTODIAL TRUST COMPANY
     101 Carnegie Center
     Princeton, NJ 08540

LEGAL COUNSEL
-------------
     BATTLE FOWLER LLP
     75 East 55th Street
     New York, NY 10022




THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS OF THE TREASURER'S FUND. ITS USE IN CONNECTION WITH ANY OFFERING OF THE FUND'S SHARES IS AUTHORIZED ONLY IN CASE OF A CONCURRENT OR PRIOR DELIVERY OF THE FUND'S CURRENT PROSPECTUS.

                              THE TREASURER'S FUND



Dear Fellow Shareholder:

     We are pleased to present the semi-annual report for The Treasurer's Fund for the six months ended April 30, 1997. The total net assets of The Treasurer's Fund portfolios on April 30, 1997 (in millions) were:

             Domestic Prime Money Market Portfolio         $252.1
             Tax Exempt Money Market Portfolio              164.9
             U.S. Treasury Money Market Portfolio           129.3

     The portfolios continue to hold investments in very high quality money market securities of domestic, corporate and municipal issuers and U.S. Government obligations. The weighted average maturities of the portfolios were well within the permitted maximum of 90 days as stated below:

             Domestic Prime Money Market Portfolio         30 days
             Tax Exempt Money Market Portfolio             39 days
             U.S. Treasury Money Market Portfolio          46 days


COMMENTARY

     Both the debt market and the equity market ended 1996 facing an economy that was healthy and growing in an environment without inflation. Though the Federal Reserve Board has had a one-sided directive since mid-summer of 1996, biased toward tightening, until now there seemed to be little incentive for the Fed to raise interest rates. The market shrugged off strong housing starts and manufacturing data and only responded to the fact that there seemed to be very little actual price pressure. Early in the year the one year Treasury note stood @ 5.58% and the 30 year Treasury @ 6.60%. These levels indicated true complacency on the part of debt market traders.

     With respect to a Federal Reserve move this complacency was lost as the first employment numbers were reported in January. Non-farm payroll increased by 262,000 with strong growth overall. The 30 year Treasury rose to almost 6.90% in response to this data. The employment report released in early February was also very strong with 271,000 added to the nonfarm payrolls. However, the market didn't react in response to low inflation numbers, and the one year yield rallied through 5.50% and the 30 year below 6.70%.

     Chairman Greenspan's HUMPHREY HAWKINS testimony on February 27, 1997 put a stop to the strong upbeat tone. He started talking seriously about pre-emptive moves to stem the growth of the economy. As more information such as high retail sales and a whopping February employment report (+339,000) in non-farm payrolls was released, prices of bonds and stocks continued to move. The strength of the economy was suddenly unmistakable. The Fed raised the Fed Funds rate 25 basis points to 5.50% on March 25th. The March employment report released in early April brought the quarterly average of non-farm payrolls to 242,000 well above the average for the 4th quarter of 1996. Also the unemployment rate dropped to 5.20%.

     The Fed's decision to leave the Funds rate unchanged following the May 20th FOMC meeting has left bonds trading within a tight trading range over the past few weeks. As expected the rally associated with the Fed's inaction was short lived and its benefits accrued significantly to the front end of the yield curve. Yields on 2 year notes fell several basis points immediately following the news while bond yields fell a modest two basis points. However, once the initial enthusiasm diminished bonds came under pressure as the focus shifted to the continued deterioration of the dollar. Furthermore, the 2 year and 5 year note auctions added additional pressure to the market, sending bond yields through the 7% level. Following the auctions, bonds began to show signs of strength with a stable dollar, pushing the 30 year bond yield back below 7%. Despite a strong NAPM, bonds have been able to extend these gains, sending the yield to 6.88%, four basis points lower than their level before the FOMC meeting.

OUTLOOK

     We believe the labor market will remain the focal point of the Fed because that is where both resource pressures look most severe and where those pressures could feed most quickly to prices. The three consecutive monthly declines in retail sales and the five consecutive monthly declines in PPI give the Fed more than sufficient reason to keep policy steady at the July meeting. As long as the labor markets remain tight, the Fed will be poised to raise rates at the subsequent meeting. It will take a sharp turn of evens for the Fed to act at the August 19th meeting. But since there will be two monthly reports of indicators, like employment and retail sales, between the two meetings, as well as the release of the second quarter employment cost index, such an action is entirely possible.


GABELLI FIXED INCOME L.L.C.

     With investment interests in fixed income securities rising and expected to grow well into the 21st century, we are especially pleased to announce that Gabelli Funds, Inc. transformed its decade long financial partnership with Gabelli-O'Connor Fixed Income Mutual Fund Management Co. into a strategic one. Effective April 14, 1997 Gabelli-O'Connor's operations were combined with Gabelli Funds' other fixed income products to create Gabelli Fixed Income L.L.C. Gabelli Fixed Income's style of management is a straightforward, total rate of return approach, providing principal protection, daily liquidity and competitive results through the active management of the short fixed income markets. The style and philosophy of the new firm will remain to provide the best possible return within a conservative framework of safety and liquidity.


SPECIAL MEETING OF SHAREHOLDERS

     A special meeting of shareholders of The Treasurer's Fund, Inc. was held on April 14, 1997 at the offices of Gabelli-O'Connor. At that meeting the shareholders approved new Advisory Agreements for each portfolio, elected thirteen directors and ratified the selection of Ernst & Young LLP as independent accountants of the Corporation.

     We are proud that our association is growing and excited about the possibility of providing you with additional products which, we believe, will assist you in achieving your financial goals.

                            Sincerely,

                            /s/Ronald S. Eaker
                            Ronald S. Eaker
                            President and Chief Investment Officer

     The Domestic Prime Money Market Portfolio, Tax-Exempt Money Market Portfolio, and U.S. Treasury Money Market Portfolio attempt to maintain a stable net asset value per share of $1.00. There can be no assurance that the Portfolios will be successful in this regard. Past performance is not indicative of future results. Investments in the Portfolios are not insured, nor guaranteed, by the U.S. Government.

                              THE TREASURER'S FUND
                      DOMESTIC PRIME MONEY MARKET PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 APRIL 30, 1997

                                                                                  YIELD TO
                                                                                  MATURITY
                                                                    CREDIT       AT TIME OF    MATURITY     PRINCIPAL        VALUE
                                                                   RATINGS*       PURCHASE       DATE        AMOUNT        (NOTE 1A)
                                                                   --------      ----------     ------       -------        --------
COMMERCIAL PAPER - 41.4%
Aesop Funding Corp., 5.60%.....................................       A1/P1         5.704%        5/1/97   $10,000,000   $10,000,000
SouthWest Student Services Corp. 5.55%.........................       A1/P1         5.646         5/1/97    10,000,000    10,000,000
First Chicago Capital Markets, Inc., 5.57%.....................       A1/P1         5.674         5/2/97    10,500,000    10,498,375
Alamo Funding L.P., 5.56%......................................      A1+/P1         5.665         5/6/97    10,000,000     9,992,278
Fingerhut Owner Trust, 5.55%...................................       A1/P1         5.634         5/7/97    12,000,000    11,988,900
Avnet, Inc., 5.36%.............................................       A1/P1         5.480        5/12/97     5,000,000     4,991,811
First Credit Corp., 5.58%......................................       A1/P1         5.686        5/12/97     3,500,000     3,494,033
First Credit Corp., 5.58%......................................       A1/P1         5.685        5/12/97     7,000,000     6,988,065
Louis Dreyfus Corp., 5.37%.....................................      A1+/P1         5.494        5/16/97    12,000,000    11,973,150
National Fleet Funding Corp., 5.57%............................       A1/P1         5.691        5/23/97    11,500,000    11,460,855
B.I. Funding, Inc., 5.42%......................................       A1/NR         5.554        5/28/97     8,000,000     7,967,480
Avnet, Inc., 5.58%.............................................       A1/P1         5.700         6/2/97     5,000,000     4,975,200
                                                                                                                        ------------
TOTAL COMMERCIAL PAPER ...............................................................................................   104,330,147
                                                                                                                        ------------
ADJUSTABLE RATE SECURITIES - 4.5%
Health Insurance Plan of Greater New York ACES,
  Series 1990B-1, (07/01/16)...................................      A1+/NR         5.576         5/1/97     6,300,000     6,300,000
New Jersey Economic Development Authority
  Series MSNBC/CNBC-A (10/01/21) (3)...........................      A1+/P1         5.767        10/1/97     5,000,000     5,000,000
                                                                                                                        ------------
TOTAL ADJUSTABLE RATE SECURITIES .....................................................................................    11,300,000
                                                                                                                        ------------
U.S. GOVERNMENT AGENCIES - 4.0%
FNMA Discount Notes............................................       NR/NR         5.790       10/16/97    10,000,000    10,000,000
                                                                                                                        ------------
TOTAL U.S. GOVERNMENT AGENCIES .......................................................................................    10,000,000
                                                                                                                        ------------

U.S TREASURY ISSUES - 11.6%
U.S. Treasury Bills.............................................................    5.274        7/17/97    10,000,000     9,890,168
U.S. Treasury Bills.............................................................    5.359        7/24/97    10,000,000     9,878,667
U.S. Treasury Bills.............................................................    5.533         2/5/98     5,000,000     4,798,750
U.S. Treasury Bills.............................................................    5.667         3/5/98     5,000,000     4,773,706
                                                                                                                        ------------
TOTAL U.S. TREASURY ISSUES ...........................................................................................    29,341,291
                                                                                                                        ------------
LOAN PARTICIPATIONS - 4.8%
Army & Air Force Exchange Services, 5.55% (2)..................       NR/NR         5.520         5/1/97    12,000,000    12,000,000
                                                                                                                        ------------
TOTAL LOAN PARTICIPATIONS ............................................................................................    12,000,000
                                                                                                                        ------------
REPURCHASE AGREEMENTS - 33.8%
Bear Stearns & Co., Inc. dated 04/30/97.........................................    5.370         5/1/97    36,365,702    36,365,702
  (Proceeds at maturity, $36,371,127) collaterized by:
  $75,245,000 U.S. Treasury STRIPS 11/15/22 vs. $12,486,155
  $25,220,000 U.S. Treasury STRIPS 11/15/13 vs. $7,889,068
  $78,100,000 U.S. Treasury STRIPS 02/15/19 vs. $16,718,086

Nomura Securities International, Inc., dated 04/30/97...........................    5.450         5/1/97    49,000,000    49,000,000
  (Proceeds at maturity, $49,007,418) collaterized by:
  $50,000,000 FNMA Note, 6.230%, 03/01/02 vs. $48,405,000
  $615,000 FNMA Note, 6.500%, 02/11/02 vs. $595,000
                                                                                                                        ------------
TOTAL REPURCHASE AGREEMENTS ..........................................................................................    85,365,702
                                                                                                                        ------------
TOTAL INVESTMENTS - 100.1% (COST $252,337,140)+ ......................................................................  $252,337,140
                                                                                                                        ============
*,**,***,+,(a) (2) (3) See Footnotes to Portfolios

                 See accompanying notes to financial statements

                              THE TREASURER'S FUND
                        TAX EXEMPT MONEY MARKET PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 APRIL 30, 1997

                                                                    CREDIT         CURRENT     MATURITY     PRINCIPAL        VALUE
                                                                   RATINGS*        COUPON        DATE        AMOUNT        (NOTE 1A)
                                                                   --------      ----------     ------       -------       ---------
SHORT-TERM MUNICIPAL SECURITIES - 99.1%
ALABAMA - 0.9%
Huntsville IDR TENR #66, Series 1982 (Avco Corporation
  Project) (11/01/99)**........................................       NR/NR         5.000%      05/07/97    $1,500,000   $ 1,500,000
                                                                                                                         -----------

ALASKA - 0.3%
Anchorage Alaska Tax Anticipation GO Notes (12/17/97)**........     MIG1/Sp1+       4.000       12/07/97       500,000       500,799
                                                                                                                         -----------

ARIZONA - 2.4%
Arizona HFAR, Series 1985 (Pooled Loan Program) (FGIC)
  (10/01/15)**.................................................     VMIG1/A1        4.550       05/07/97       500,000       500,000
Chandler IDA (SMP II Limited Partnership Project) (LOC
  Credit Lyonnais & Republic National Bank, NY) (12/01/15)**...     VMIG1/NR        4.500       05/07/97     1,500,000     1,500,000
Pima County IDA, Series 1982 A, (Tucson Electric Power Co.
  Project) (LOC Bank of America) (07/01/22)**..................     VMIG1/A1+       4.550       05/07/97     2,000,000     2,000,000
                                                                                                                         -----------
TOTAL ARIZONA                                                                                                              4,000,000
                                                                                                                         -----------

CONNECTICUT - 1.8%
Connecticut Special Assessment Unemployment Compensation,
  Advance Fund Revenue Bond, Series C 1993 (SPA FGIC)
  (FGIC) (11/15/01)***(b)......................................   VMIG1/A1+/F1+     3.900       07/01/97     3,000,000     3,000,000
                                                                                                                         -----------

FLORIDA - 3.8%
Dade County HFAR, Series 1990
  (Miami Children's Hospital Project)
  (LOC Barnett Bank of South Florida) (09/01/20)**.............     VMIG1/A1        4.150       05/01/97     5,000,000     5,000,000
Hillsborough County Florida, Housing Finance Authority
  Mortgage Revenue Bond (GNMA/FNMA Coll.) (10/01/30)***@.......     VMIG1/NR        3.650       03/15/98     1,000,000     1,000,000
Indian Trace Community Development District (Basin I Water
  Management Project) (MBIA; SPA Swiss Bank) (05/01/10)**......     VMIG1/A1+       4.400       05/07/97       300,000       300,000
                                                                                                                         -----------
TOTAL FLORIDA                                                                                                              6,300,000
                                                                                                                         -----------

GEORGIA - 5.8%
Burke County Development Authority PCR (Oglethorpe Power
  Corp.VOGTLE-A) (AMBAC) (12/01/97)***.........................      Aaa/AAA        3.600       12/01/97     3,000,000     3,000,000
Burke County Development Authority PCR (Oglethorpe Power
  Corp. Project) (FGIC) (SPA Canadian Imperial Bank)
  (01/01/16)** (b).............................................   VMIG1/A1+/P1+     4.400       05/07/97     4,840,000     4,840,000
DeKalb County Private Hospital Authority (LOC SunTrust
  Bank) (03/01/24)**...........................................     VMIG1/A1+       4.500       05/07/97     1,700,000     1,700,000
                                                                                                                         -----------
TOTAL GEORGIA                                                                                                              9,540,000
                                                                                                                         -----------

ILLINOIS - 3.3%
Illinois HFAR, Series E (Hospital Sisters Service)
  (MBIA) (SPA Morgan Guaranty Trust) (12/01/15)**..............     VMIG1/AAA       4.500       05/07/97     2,600,000     2,600,000
Illinois State Toll Highway Authority, Series B (MBIA)
  (LOC Societe Generale) (01/01/10)**(b).......................   VMIG1/A1+/F1+     4.400       05/07/97     2,900,000     2,900,000
                                                                                                                         -----------
TOTAL ILLINOIS                                                                                                             5,500,000
                                                                                                                         -----------


                 See accompanying notes to financial statements

                              THE TREASURER'S FUND
                        TAX EXEMPT MONEY MARKET PORTFOLIO
                PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                 APRIL 30, 1997

                                                                    CREDIT         CURRENT     MATURITY     PRINCIPAL        VALUE
                                                                   RATINGS*        COUPON        DATE        AMOUNT        (NOTE 1A)
                                                                   --------      ----------     ------       -------       ---------
SHORT-TERM MUNICIPAL SECURITIES (CONTINUED)
INDIANA - 1.0%
Indianapolis Indiana Resource Recovery Revenue Adj.-Tender
  - OGDEN Martin System (LOC Swiss Bank) (12/01/16)**@.........      NR/A1+         4.150%      05/01/97    $1,700,000   $ 1,700,000
                                                                                                                         -----------

KANSAS - 5.5%
City of Burlington, Kansas Customized Purchase PCR
  Refunding Bonds (Kansas City Power & Light Co. Proj.)
  (LOC Deutsche Bank ) (10/01/17)****..........................      P1/A1+         3.450       05/12/97     4,000,000     4,000,000
Burlington PCR (Kansas City Power & Light Co. Project)
  (LOC Toronto Dominion Bank) (10/01/17)****...................      P1/A1+         3.450       06/05/97     2,000,000     2,000,000
City of Wichita, Kansas GO Renewal &
  Improvement Temporary Notes Series 1990 (08/28/97)...........     MIG1/SP1+       4.250       08/28/97     3,000,000     3,006,767
                                                                                                                         -----------
TOTAL KANSAS                                                                                                               9,006,767
                                                                                                                         -----------

KENTUCKY - 1.8%
Ohio County PCR, (Big Rivers Electric Corporation Project)
  (LOC Chase Bank) (10/01/15)**................................       NR/NR         4.850       05/07/97     2,900,000     2,900,000
                                                                                                                         -----------

LOUISIANA - 7.3%
Louisiana State GO Bonds, Series A
  (LOC Credit Local de France) (07/01/03)****..................     VMIG1/A1+       4.600       05/01/97     3,700,000     3,700,000
Louisiana State Offshore Term Auth Deepwater Port Revenue
  ACES-REF-LOOP Inc. 1st Stage
  (LOC Union Bank of Switzerland ) (09/01/06)**................     VMIG1/Aaa       3.950       05/01/97     1,700,000     1,700,000
Parish of East Baton Rouge, PCR Refunding Bonds,
  (Exxon Corp. Project) (11/01/19)**...........................      P1/A1+         4.050       05/01/97     2,400,000     2,400,000
Plaquemines LA Port HBR & Term. Dist., Marine Term. Facilities
  Revenue (Electro-Coal Transfer B) (09/01/07)**...............      P1/A1+         3.350       05/15/97     4,200,000     4,200,000
                                                                                                                         -----------
TOTAL LOUISIANA                                                                                                           12,000,000
                                                                                                                         -----------

MICHIGAN - 2.7%
Michigan State Hospital Finance Authority (DCNHS-
  Providence Hospital) Series 1994 (11/01/14)***...............     VMIG1/A1+       4.450       05/07/97     3,000,000     3,000,000
Wayne Charter County Airport Revenue (Detroit Metropolitan
  County Project-B)(LOC-Bayerische Landesbank) (12/01/16)***...     VMIG1/A1+       4.500       05/07/97     1,500,000     1,500,000
                                                                                                                         -----------
TOTAL MICHIGAN                                                                                                             4,500,000
                                                                                                                         -----------

MINNESOTA - 1.3%
City of Rochester, Minnesota Series, 1988F Adjustable
   Tender Health Care Facilities Revenue Bonds
   (Mayo Foundation/Mayo Medical Center) (07/09/97)****........     VMIG1/A1+       3.700       07/09/97     2,160,000     2,160,000
                                                                                                                         -----------

NEBRASKA - 0.1%
Lancaster County Hospital Authority Revenue (Bryan Memorial
  Hospital Project) (MBIA) (SPA Commerzbank Aktiengesel)
  (06/01/12)**.................................................     VMIG1/A1+       4.400       05/07/97       200,000       200,000
                                                                                                                         -----------

NEW JERSEY - 0.6%
New Jersey State Economic Development Authority, Thermal
  Energy Facilities Revenue (12/01/09)*** (a)..................       NR/NR         3.600       06/14/97     1,000,000     1,000,000
                                                                                                                         -----------

                 See accompanying notes to financial statements

                              THE TREASURER'S FUND
                        TAX EXEMPT MONEY MARKET PORTFOLIO
                PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                 APRIL 30, 1997


                                                                    CREDIT         CURRENT     MATURITY     PRINCIPAL        VALUE
                                                                   RATINGS*        COUPON        DATE        AMOUNT        (NOTE 1A)
                                                                   --------      ----------     ------       -------       ---------
SHORT-TERM MUNICIPAL SECURITIES (CONTINUED)
NEW YORK - 4.7%
New York City GO Bonds Fiscal 1994 Series A - A8 (LOC
  Morgan Guaranty Trust) (08/01/17)**..........................     VMIG1/A1+       4.050%      05/01/97    $1,300,000   $ 1,300,000
New York City GO Bonds Fiscal 1994, Series B, Subseries B4
  (MBIA) (LIQ National Westminster Bank PLC) (08/15/23)**......     VMIG1/A1+       4.050       05/01/97     1,000,000     1,000,000
New York City Municipal Water Finance Authority & Sewer
  System Revenue, 1994 Series C (FGIC) (06/15/23)**............     VMIG1/A1+       4.050       05/01/97     1,100,000     1,100,000
New York City Municipal Water Finance Authority & Sewer
  System Revenue, 1992 Series C (FGIC) (06/15/22)**............     VMIG1/A1+       4.050       05/01/97     1,200,000     1,200,000
New York City Municipal Water Finance Authority & Sewer
  System Revenue, Series G (FGIC) (06/15/24)**.................   VMIG1/A1+/AAA     3.950       05/01/97     1,375,000     1,375,000
New York State Dormitory Authority (Beverwyck, Inc. Project)
  (LOC Banque Paribas) (07/01/25)**............................     VMIG1/A2        4.500       05/07/97       700,000       700,000
Port Authority of New York & New Jersey Cons. One Hundred
  Third Series (MBIA) (12/15/97)...............................      AAA/Aaa        3.900       12/15/97     1,000,000     1,001,170
                                                                                                                         -----------
TOTAL NEW YORK                                                                                                             7,676,170
                                                                                                                         -----------

NORTH CAROLINA - 4.2%
Lenoir County PCR TENR #60, Series 1983 (Texasgulf, Inc.
  Project) (LOC Bankers Trust Co.) (12/01/03)**................       A1/NR         4.625       05/07/97     1,000,000     1,000,000
North Carolina Eastern Municipal Power Agency System
  Revenue Bond (05/01/97)****..................................       P1/NR         3.400       05/01/97     3,000,000     3,000,000
North Carolina Eastern Municipal Power Agency System
  Revenue Bond (05/06/97)****..................................       P1/NR         3.450       05/06/97     3,000,000     3,000,000
                                                                                                                         -----------
TOTAL NORTH CAROLINA                                                                                                       7,000,000
                                                                                                                         -----------

OHIO - 0.6%
Ohio State Student Loan Funding Corp., Cincinnati, OH,
  Series A-2 (LOC Fleet Bank PLC)
   (01/01/07)**@...............................................     VMIG1/NR        4.550       05/07/97       900,000       900,000
                                                                                                                         -----------

OREGON - 1.8%
Oregon State Housing & County Services Department Mortgage
  Revenue Single Family Mortgage (PG-Series K)
   (12/11/97)..................................................      MIG1/NR        3.650       12/11/97     3,000,000     3,000,000
                                                                                                                         -----------

PENNSYLVANIA - 7.5%
Berks County IDR (Sixth & Penn Street Project)
  (LOC Meridian Bank) (11/23/03)**.............................     VMIG1/NR        4.500       05/07/97     1,230,000     1,230,000
Delaware Valley Regional Financing (LOC Credit Suisse 1st
  * Boston) (08/01/16)**.......................................     VMIG1/A1+       4.600       05/07/97     2,700,000     2,700,000
Pennsylvania Energy Development Authority, Series 1986,
  Development Energy Revenue Bonds (Ebensburg Project)
  (LOC Swiss Bank Corp.) (12/01/11)**@.........................      Aa1/NR         4.500       05/07/97     1,350,000     1,350,000
Pennsylvania State TANS (6/30/97) (b)..........................   MIG1/SP1+/F1+     4.500       06/30/97     7,000,000     7,009,664
                                                                                                                         -----------
TOTAL PENNSYLVANIA                                                                                                        12,289,664
                                                                                                                         -----------

PUERTO RICO - 2.1%
Puerto Rico Commonwealth Tax Revenue Anticipation Notes
  Series A (07/30/97)..........................................     MIG1/SP1+       4.000       07/30/97     3,500,000     3,504,830
                                                                                                                         -----------

                 See accompanying notes to financial statements

                              THE TREASURER'S FUND
                        TAX EXEMPT MONEY MARKET PORTFOLIO
                PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                 APRIL 30, 1997


                                                                    CREDIT         CURRENT     MATURITY     PRINCIPAL        VALUE
                                                                   RATINGS*        COUPON        DATE        AMOUNT        (NOTE 1A)
                                                                   --------      ----------     ------       -------        --------
SHORT-TERM MUNICIPAL SECURITIES (CONTINUED)
SOUTH CAROLINA - 0.6%
Charleston County South Carolina CTFS Partnership
  Charleston Public Facilities Corp. (MBIA) (12/01/97).........      Aaa/AAA        4.100%      12/01/97     $ 965,000   $   966,884
                                                                                                                         -----------

TENNESSEE - 1.0%
Clarksville Public Authority Pooled Financing, Series 1990
  (MBIA) (SPA Credit Suisse) (07/01/13)**......................     VMIG1/A1+       4.400       05/07/97       700,000       700,000
Tennessee Housing Development Agency
  Homeownership PG - Issue 1 (01/01/28)***@....................      NR/A1+         3.750        2/19/98     1,000,000     1,000,000
                                                                                                                         -----------
TOTAL TENNESSEE                                                                                                            1,700,000
                                                                                                                         -----------
TEXAS - 11.4%
Harris County HFC MFHR (Idlewood Park Project) (GTD New
  England Mutual Life Insurance Co.) (06/01/05)**..............       NR/A1         4.650       05/07/97     2,750,000     2,750,000
North Texas Higher Education Authority, Inc., Student
  Loan Revenue (LOC Student Loan Market) (03/01/05)**@.........      Aaa/A1+        4.600       05/07/97     2,500,000     2,500,000
Panhandle Plains Higher Education Authority, Inc., Student
  Loan Revenue, Series A (LOC SLMA) (06/01/21)**@..............     VMIG1/NR        4.500       05/07/97     2,000,000     2,000,000
Panhandle Plains Higher Education Authority, Inc., Student
  Loan Revenue, Series A (LOC SLMA) (06/01/25)**@..............     VMIG1/NR        4.500       05/07/97     4,300,000     4,300,000
Texas State Tax & Revenue Anticipation Notes
  (08/29/97)*** (b)............................................     MIG1/SP1        4.750       08/29/97     7,200,000     7,227,303
                                                                                                                         -----------
TOTAL TEXAS                                                                                                               18,777,303
                                                                                                                         -----------

UTAH - 6.0%
Toole County Hazardous Waste Treatment Revenue
  (Westinghouse Electric Corp. Project A)
  (LOC-ABN AMRO Bank, NY) (06/01/20)****@......................      A1+/NR         3.350       05/02/97     3,000,000     3,000,000
Toole County Hazardous Waste Treatment Revenue
  (Westinghouse Electric Corp. Project A) (06/01/20)****@......      A1+/NR         3.450       05/07/97     3,000,000     3,000,000
Toole County Hazardous Waste Treatment Revenue
  (Westinghouse Electric Corp. Project A) (06/01/20)****@......      A1+/NR         3.500       06/02/97     3,000,000     3,000,000
Utah State Board Regents Student Loan Revenue, Series B
  (11/01/00)**@................................................     VMIG1/A1+       4.600       05/07/97       900,000       900,000
                                                                                                                         -----------
TOTAL UTAH                                                                                                                 9,900,000
                                                                                                                         -----------

VIRGINIA - 2.6%
Alexandria IDA Resource Recovery Revenue, Series 1986 A
  (Ogden Corp. Project) (LOC Swiss Bank) (12/01/16)**@.........     VMIG1/A1+       4.150       05/01/97     4,200,000     4,200,000
                                                                                                                         -----------

WASHINGTON - 1.8%
King County Washington Limited Tax GO
  (LOC Bank of America NT & SA) (12/01/11)**...................     VMIG1/A1+       4.650       05/07/97     3,000,000     3,000,000
                                                                                                                         -----------

                 See accompanying notes to financial statements

                              THE TREASURER'S FUND
                        TAX EXEMPT MONEY MARKET PORTFOLIO
                PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                 APRIL 30, 1997

                                                                    CREDIT         CURRENT     MATURITY     PRINCIPAL        VALUE
                                                                   RATINGS*        COUPON        DATE        AMOUNT        (NOTE 1A)
                                                                   --------      ----------     ------       -------       ---------
SHORT-TERM MUNICIPAL SECURITIES (CONTINUED)
WISCONSIN - 11.0%
Milwaukee Wisconsin Revenue School Order Notes
  Series B (08/21/97)***.......................................     VMIG1/A1+       4.250%      08/21/97    $3,000,000   $ 3,006,413
Wisconsin HFAR Bonds (DCNHS-St. Mary's Hospital)
  Series 1986 (11/01/16)**.....................................     VMIG1/A1+       4.450       05/07/97     5,700,000     5,700,000
Wisconsin HFAR Bonds (DCNHS-St. Mary's Hospital)
  Milwaukee & St. Mary's Hospital Ozaukee, Inc.)
  Series 1992A (11/01/22)**....................................     VMIG1/A1+       4.450       05/07/97     3,000,000     3,000,000
Wisconsin State Operating Notes (06/16/97)**(b)................   MIG1/SP1+/F1+     4.500       06/16/97     6,300,000     6,305,554
                                                                                                                         -----------
TOTAL WISCONSIN                                                                                                           18,011,967
                                                                                                                         -----------
WYOMING - 5.2%
Lincoln County PCR (Exxon Project)
  Series C (07/01/17)**........................................      P1/A1+         4.150       05/01/97     1,000,000     1,000,000
Lincoln County Power Control Revenue (Pacificorp Project)
  (LOC Union Bank of Switzerland) (01/01/16)****...............      P1/A1+         3.450       05/19/97     3,500,000     3,500,000
Platte County., WY Power Control Revenue Refunding Bonds
  Series 1984A (07/01/14)****..................................       P1/NR         3.400       06/02/97     1,800,000     1,800,000
Platte County., WY Power Control Revenue Refunding Bonds
  Series 1984A (07/01/14)****..................................       P1/NR         3.650       06/10/97     1,500,000     1,500,000
Platte County PCR Refunding Bonds (Tri-State Generator &
  Transmission Project) (LOC Societe Generale (07/01/14)**.....     Aa3/P1/NR       4.150       05/01/97       800,000       800,000
                                                                                                                         -----------
TOTAL WYOMING                                                                                                              8,600,000
                                                                                                                         -----------
TOTAL INVESTMENTS - 99.1% (COST 163,334,384)+ ........................................................................  $163,334,384
                                                                                                                        ============
*,**,***,****,+,(b), @ See Footnotes to Portfolio


                 See accompanying notes to financial statements

                              THE TREASURER'S FUND
                      U.S. TREASURY MONEY MARKET PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 APRIL 30, 1997




                                                                                 YIELD TO
                                                                                 MATURITY
                                                                                AT TIME OF   MATURITY     PRINCIPAL         VALUE
                                                                                 PURCHASE      DATE        AMOUNT         (NOTE 1A)
                                                                                ----------    -------    ----------      -----------

U.S. GOVERNMENT ISSUES - 53.6%
U.S. Treasury Bills++........................................................     5.036%     05/01/97    $10,000,000     $10,000,000
U.S. Treasury Bills++........................................................     5.228      06/12/97      5,000,000       4,970,308
U.S. Treasury Bills..........................................................     5.197      07/31/97      5,000,000       4,936,047
U.S. Treasury Bills..........................................................     5.276      08/07/97      6,000,000       5,916,210
U.S. Treasury Bills..........................................................     5.429      08/14/97     10,000,000       9,846,438
U.S. Treasury Bills..........................................................     5.391      08/14/97      5,000,000       4,923,729
U.S. Treasury Bills++........................................................     5.667      03/05/98      5,000,000       4,773,706
U.S. Treasury Notes, 5.625%..................................................     5.697      06/30/97     24,000,000      24,012,219
                                                                                                                         -----------
TOTAL U.S. GOVERNMENT ISSUES .......................................................................................      69,378,657
                                                                                                                         -----------

REPURCHASE AGREEMENTS - 46.1%
Bear Stearns & Co., Inc. dated 04/30/97......................................     5.370      05/01/97     18,608,139      18,608,139
  (Proceeds at maturity $18,610,915)
  collateralized by:
    $915,000 U.S. Treasury Bill 08/07/97 vs. $902,062
    $500,000 U.S. Treasury Bill 05/08/97 vs. $499,480
    $17,670,000 U.S. Treasury Bill 06/05/97 vs. $17,583,240

Barclays de Zoete Wedd Securities, Inc. dated 04/30/97.......................     5.300      05/01/97     17,000,000      17,000,000
  (Proceeds at maturity $17,002,503)
  collateralized by:
    $11,737,000 U.S. Treasury Bonds 12.50%, 08/15/14 vs. $17,000,000

Nomura Securities International Inc. dated 04/30/97..........................     5.450      05/01/97     24,000,000      24,000,000
  (Proceeds at maturity $24,003,633)
  collateralized by:
    $24,145,000 U.S. Treasury Notes 5.750%, 10/31/00 vs. $24,000,000

                                                                                                                        ------------
TOTAL REPURCHASE AGREEMENTS ........................................................................................      59,608,139
                                                                                                                        ------------
TOTAL INVESTMENTS - 99.7% (COST 128,986,796)+ ......................................................................    $128,986,796
                                                                                                                        ============

 + See Footnotes to Portfolios
++ Securities on loan to Bear Stearns & Co.; collateralized by U.S. Government securities at a market value of $22,352,591 as of April 30, 1997.


                  See accompanying notes to financial statement

                              THE TREASURER'S FUND
                       FOOTNOTES TO PORTFOLIOS (UNAUDITED)


*CREDIT RATINGS GIVEN BY STANDARD AND POOR'S CORPORATION & MOODY'S INVESTORS SERVICE INC.

STANDARD & POOR'S       MOODY'S
-----------------    ------------
        A1              P1          Instrument of the highest quality.
        AAA             Aaa         Instrument judged to be of the best  quality
                                      and carrying the smallest amount of
                                      investment risk.
        AA              Aa          Instrument judged to be of high  quality  by
                                      all standards.
        SP1         MIG1/VMIG1      Instrument judged to be of the best  quality
                                      with strong protection.
        SP2         MIG2/VMIG2      Instrument judged to be of high quality with
                                      ample protection.
        NR              NR          Not Rated. In the opinion of the  Investment
                                      Advisor,   instrument   judged  to  be  of
                                      comparable investment quality to rated securities which may be purchased by the Portfolios.

(A) Rated D1 by Duff & Phelps, Inc. (highest quality). (unaudited)
(B) Rated F1 by Fitch Investors Service, Inc. (highest quality). (unaudited)

     Items which possess the strongest investment attributes of their category are given that letter rating followed by a number. Duff & Phelps, Inc., Fitch Investors Service, Inc. and Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
     U.S. Government Issues have an assumed rating of AAA/Aaa.


ABBREVIATIONS USED IN THESE STATEMENTS:

ACES...........Adjustable Convertible Extendable Securities
AMBAC..........Insured as to principal and interest by the American
                  Municipal Bond Assurance Corp.
FGIC ..........Insured as to principal and interest by the Financial
                  Guaranty Insurance Corp.
FNMA...........Federal National Mortgage Association
GNMA...........Government National Mortgage Association
GO.............General Obligation
GTD ...........Guaranteed(1)
HFAR ..........Health Facilities Authority Revenue
HFC ...........Housing Finance Corporation
IDA ...........Industrial Development Authority
IDR ...........Industrial Development Revenue
LIQ............Liquidity Facility Agreement
LOC............Letter of Credit(1)
MBIA ..........Insured as to principal and interest by the Municipal
                  Bond Insurance Association
MFHR ..........Multi-Family Housing Revenue
PCR ...........Pollution Control Revenue
SLMA...........Student Loan Marketing Association
STRIPS ........Prestripped zero coupon bond that is a direct obligation of the U.S. Treasury
SPA ...........Securities Purchase Agreement(1)
TANS...........Tax Anticipation Notes
TENR ..........Tax Exempt Note Rate

(1) Institutions shown in parenthesis have entered into credit support agreements with the issuer.

(2) Institutions shown in parenthesis are the issuers of the participation interests of those specific holdings.

(3)   Coupon resets monthly. The interest rate is based upon one month of LIBOR.

** Variable/Floating Rate Demand Note. "Maturity Date" shown is next exercise date of demand feature and "Yield to Maturity at Time of Purchase"/ "Current Coupon" is the rate in effect on April 30, 1997. Date in parenthesis is the final maturity date of the issue.

*** Adjustable Rate Security. "Maturity Date" shown is next coupon reset date and "Yield to Maturity at Time of Purchase" / "Current Coupon" is the rate in effect on April 30, 1997. Date in parenthesis is the final maturity date of the issue.

**** Tax-Free Commercial Paper. Date in parenthesis is the final maturity of an issue which has been remarketed in short-term interest periods ending on date shown in maturity date column.

+     Cost basis for book and tax purposes is substantially the same.

@     Subject to Alternative Minimum Tax.

      INVESTMENT PERCENTAGES SHOWN ARE CALCULATED AS A PERCENTAGE OF NET ASSETS.



                  See accompanying notes to financial statement

                              THE TREASURER'S FUND
                 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                 APRIL 30, 1997

                                                                                   DOMESTIC PRIME      TAX EXEMPT      U.S. TREASURY
                                                                                    MONEY MARKET       MONEY MARKET    MONEY MARKET
                                                                                     PORTFOLIO          PORTFOLIO        PORTFOLIO
                                                                                    -------------      ------------     ------------
ASSETS:
   Investments, in securities, at value (identified cost--$252,337,140*,
     $163,334,384, and $128,986,796*, respectively)...............................   $252,337,140      $163,334,384     $128,986,796
   Cash...........................................................................        126,720           289,977           90,864
   Interest receivable............................................................         98,313         1,475,242          460,155
   Other assets...................................................................          7,261             6,238           16,500
                                                                                     ------------      ------------     ------------
         Total assets.............................................................    252,569,434       165,105,841      129,554,315
                                                                                     ------------      ------------     ------------

LIABILITIES:
   Dividend payable...............................................................        349,580           152,849          109,899
   Advisory fee payable (note 2)..................................................         62,889            43,810           29,680
   Administrative services fee payable ...........................................         20,259            14,113            9,561
   Fund accounting and shareholder servicing fees payable (note 2)................         27,494            13,211            9,240
   Accrued expenses payable and other liabilities.................................         61,744            67,252           78,242
                                                                                     ------------      ------------     ------------
         Total liabilities........................................................        521,966           291,235          236,622
                                                                                     ------------      ------------     ------------
   NET ASSETS ....................................................................   $252,047,468      $164,814,606     $129,317,693
                                                                                     ============      ============     ============


NET ASSETS CONSIST OF:
   Shares of beneficial interest outstanding (par value of $0.001 per share);
     2,000,000,000 shares authorized per Portfolio (note 3).......................      $ 252,115         $ 164,866        $ 129,318
   Additional paid-in capital.....................................................    251,862,929       164,701,012      129,188,375
   Undistributed net investment income............................................             --             3,430               --
   Distributions in excess of net investment income...............................        (11,680)               --               --
   Accumulated net realized gain (loss) on investments............................             --           (54,702)              --
   Distribution in excess of net realized gains on investments....................        (55,896)               --               --
                                                                                     ------------      ------------     ------------
   NET ASSETS APPLICABLE TO OUTSTANDING SHARES ...................................   $252,047,468      $164,814,606     $129,317,693
                                                                                     ============      ============     ============
   SHARES OF BENEFICIAL INTEREST OUTSTANDING .....................................    252,115,044       164,865,878      129,317,693
                                                                                     ============      ============     ============
   NET ASSET VALUE PER SHARE OUTSTANDING .........................................          $1.00             $1.00            $1.00
                                                                                            =====             =====            =====

* Includes  Repurchase  Agreements of $85,365,702 and  $59,608,139 for the Domestic Prime Money Market  Portfolio and U.S.
  Treasury Money Market Portfolio, respectively.


                  See accompanying notes to financial statement

                              THE TREASURER'S FUND
                       STATEMENT OF OPERATIONS (UNAUDITED)
                     FOR THE SIX MONTHS ENDED APRIL 30, 1997

                                                                  DOMESTIC PRIME     TAX EXEMPT     U.S. TREASURY
                                                                   MONEY MARKET     MONEY MARKET     MONEY MARKET
                                                                    PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                                  --------------    ------------    --------------
   INTEREST INCOME ...............................................  $6,839,096       $2,923,496         $2,857,534
                                                                    -----------      ----------         ----------
   EXPENSES:
     Advisory (note 2) ...........................................     379,143          252,546            163,215
     Administrative services (note 2).............................     123,563           82,321             53,153
     Shareholder services.........................................      45,676           17,970             12,024
     Custody .....................................................      35,381            6,223              9,562
     Legal........................................................      16,124           10,821              7,706
     Fund accounting .............................................      15,868           18,706             15,676
     Auditing.....................................................      14,202            9,510              5,460
     Directors' fees and expenses.................................       7,743            7,743              7,743
     Registration.................................................       7,665            7,415              6,015
     Reports to shareholders......................................       5,931            4,003              2,523
     Miscellaneous................................................       8,241           21,523             43,851
                                                                    -----------      ----------         ----------
                                                                       659,537          438,781            326,928
   Less--Fund expenses waived.....................................      (2,359)            (819)              (497)
                                                                    -----------      ----------         ----------
   Total expenses ................................................     657,178          437,962            326,431
                                                                    -----------      ----------         ----------
   NET INVESTMENT INCOME .........................................   6,181,918        2,485,534          2,531,103
   NET REALIZED GAIN ON SECURITIES ...............................      22,928               --             23,931
                                                                    -----------      ----------         ----------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........  $6,204,846       $2,485,534         $2,555,034
                                                                    -----------      ----------         ----------

                 STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                 DOMESTIC PRIME                   TAX EXEMPT                  U.S. TREASURY
                                             MONEY MARKET PORTFOLIO         MONEY MARKET PORTFOLIO       MONEY MARKET PORTFOLIO
                                           -------------------------     --------------------------     ---------------------------
                                            SIX MONTHS                   SIX MONTHS                      SIX MONTHS
                                              ENDED      YEAR ENDED        ENDED        YEAR ENDED          ENDED      YEAR ENDED
                                             APRIL 30,   OCTOBER 31,      APRIL 30,     OCTOBER 31,       APRIL 30,    OCTOBER 31,
                                               1997         1996            1997           1996             1997          1996
                                           -----------  ------------     ------------   -----------      -----------  ------------
INCREASE (DECREASE) IN NET  ASSETS
Operations:
  Net investment income.................. $  6,181,918   $10,803,526     $  2,485,534   $ 4,550,893     $  2,531,103  $  4,134,213
  Net realized gain on securities.......        22,928       390,740               --        11,161           23,931        30,689
                                          ------------  ------------     ------------   -----------     ------------  ------------
  Net increase in net assets resulting
    from operations.......................   6,204,846    11,194,266        2,485,534     4,562,054        2,555,034     4,164,902
                                          ------------  ------------     ------------   -----------     ------------  ------------
Distributions to shareholders:
  Net investment income (note 1C) ......    (6,181,918)  (10,803,526)      (2,485,534)   (4,550,893)      (2,531,103)   (4,134,213)
  Net realized gain on securities ......      (202,344)      (55,898)              --            --          (23,931)      (30,689)
                                          ------------  ------------     ------------   -----------     ------------  ------------
TOTAL DISTRIBUTIONS PAID TO SHAREHOLDERS    (6,384,262)  (10,859,424)      (2,485,534)   (4,550,893)      (2,555,034)   (4,164,902)
                                          ------------  ------------     ------------   -----------     ------------  ------------
  Net increase (decrease) in net assets
    from capital share transactions
    (note 3).                               15,415,244    67,179,305        6,307,672    17,670,184       38,556,231    (4,072,838)
                                          ------------  ------------     ------------   -----------     ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS     15,235,828    67,514,147        6,307,672    17,681,345       38,556,231    (4,072,838)
Net assets
  Beginning of period...................   236,811,640   169,297,493      158,506,934   140,825,589       90,761,462    94,834,300
                                          ------------  ------------     ------------   -----------     ------------  ------------
  End of period* .......................  $252,047,468  $236,811,640     $164,814,606  $158,506,934     $129,317,693  $ 90,761,462
                                          ============  ============     ============  ============     ============  ============

--------------------------------------------------------------------------------
*  Accumulated  undistributed  net  investment  income for the Tax Exempt  Money
   Market Portfolio is $3,430 for April 30, 1997 and October 31, 1996.


                 See accompanying notes to financial statement

                              THE TREASURER'S FUND
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                                 APRIL 30, 1997


1. The Treasurer's Fund, Inc. (the "Fund") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended, (the "Act"). The Fund currently consists of six separately managed portfolios three of which are active: the U.S. Treasury Money Market Portfolio, the Domestic Prime Money Market Portfolio and the Tax Exempt Money Market Portfolio (collectively, the "Portfolios"). The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements:

        (A) The Portfolios value all portfolio securities by the amortized cost method which approximates market value in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

        (B) It is the Fund's policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its "investment company taxable income," as defined in the Code, and net capital gains, if any, to its shareholders. Therefore, no Federal income tax provision is required. The Fund intends to treat each Portfolio as a separate entity taxable as a corporation for Federal income tax purposes and to have each Portfolio qualify and elect to be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code.

        (C) Net investment income, including short-term capital gains, is declared as dividends daily and paid monthly; however, if an investor's shares are redeemed during a month, accrued but unpaid dividends are paid with the redemption proceeds. Dividends are payable to shareholders of record at the time of declaration.

        (D) Investment transactions are recorded on trade date. Identified cost of investments sold is used for both financial statement and Federal income tax purposes. Interest income, including the amortization of discount or premium, is recorded as earned. When-issued securities are recorded on the date on which the priced transaction confirmation is issued.

        (E) Certain administrative expenses are common to, and allocated among, the Portfolios. Such allocations are made on the basis of each Portfolio's average net assets or other criteria directly affecting the expenses.

        (F) USE OF ESTIMATES. Estimates and assumptions are required to be made regarding assets, liabilities, and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

2. The Fund retained Gabelli-O'Connor Fixed Income Mutual Funds Management Co. ("Gabelli-O'Connor") to act as Investment Advisor. Effective April 14, 1997, Gabelli Fixed Income L.L.C., a newly created Maryland limited liability company and a subsidiary of Gabelli Funds, Inc. ("Gabelli") became the successor Investment Advisor to Gabelli-O'Connor. The Investment Advisor supervises all aspects of the Fund's operations and provides investment advice and portfolio management services to the Fund. Subject to the supervision of the Fund's Board of Directors, the Advisor makes the Fund's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund's investments. The Advisor also provides supervisory personnel who are responsible for supervising the performance of administrative services, accounting and related services, net asset value and yield calculations, reports to and filings with regulatory authorities and services relating to such functions.

   As compensation for its services, the active Portfolios pay the Investment Advisor a fee, computed and accrued daily and payable monthly, equal to 0.30% per annum of each Portfolio's average daily net assets.

   For the six months ended April 30, 1997, the Investment Advisor was entitled to fees of $379,143, $252,546 and $163,215 from the Domestic Prime Money Market Portfolio, the Tax Exempt Money Market Portfolio and the U.S. Treasury Money Market Portfolio, respectively.

                              THE TREASURER'S FUND
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                                 APRIL 30, 1997

   Effective April 14, 1997, Gabelli assumed responsibility as Administrator pursuant to an Administrative Services Agreement with each of the Portfolios, where Gabelli provides all management and administrative services necessary for the Fund, other than those provided by the Investment Advisor, subject to the supervision of the Fund's Board of Directors. For the period April 15, 1997 to April 30, 1997, Gabelli was entitled to administrative fees of $10,129, $7,056 and $4,780 from the Domestic Prime Money Market Portfolio, the Tax Exempt Money Market Portfolio and the U.S. Treasury Money Market Portfolio, respectively.

   The Fund has adopted a distribution and service plan (the "Plan" ) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each Portfolio of the Fund. There are no fees or expenses chargeable to the Fund under the Plan and the Fund's Board of Directors has adopted the Plan in case certain expenses of the Fund might be considered to constitute indirect payment by the Fund of distribution expenses. GOC Fund Distributors, Inc. (the "Distributor") served as the exclusive Distributor of the shares of each Portfolio pursuant to its Distribution Agreement with the Fund. Effective April 14, 1997, Gabelli Fixed Income Distributors, Inc. became the successor Distributor to GOC Fund Distributors, Inc. with similar terms as described above.

3. At April 30, 1997, there were twenty billion shares of capital stock, having a par value of one tenth of one cent ($0.001) per share, authorized. Each Portfolio has been allocated two billion shares of the authorized capital stock. The balance of eight billion shares of capital stock may be issued in an existing or newly created class by resolution of the Board of Directors. Transactions in capital stock shares at $1.00 per share were as follows:

                                                   DOMESTIC PRIME                  TAX EXEMPT                   U.S. TREASURY
                                                 MONEY MARKET PORTFOLIO      MONEY MARKET PORTFOLIO         MONEY MARKET PORTFOLIO
                                              --------------------------   --------------------------     --------------------------
                                               SIX MONTHS                   SIX MONTHS                    SIX MONTHS
                                                 ENDED       YEAR ENDED        ENDED     YEAR ENDED         ENDED      YEAR ENDED
                                                APRIL 30,    OCTOBER 31,     APRIL 30,   OCTOBER 31,       APRIL 30,    OCTOBER 31,
                                                  1997          1996           1997         1996             1997          1996
                                              -----------   ------------   ------------  -----------      -----------  ------------
Sold .......................................  435,450,871    834,654,747    259,563,965   457,529,068     261,034,766   480,104,084
Issued in reinvestment of dividends ........    6,268,777     10,497,986      2,431,517     4,428,441       2,442,758     3,922,581
                                             ------------   ------------   ------------  ------------    ------------  ------------
                                              441,719,648    845,152,733    261,995,482   461,957,509     263,477,524   484,026,665
Redeemed ................................... (426,304,406)  (777,973,428)  (255,687,810) (444,287,325)   (224,921,293) (488,099,503)
                                             ------------   ------------   ------------  ------------    ------------  ------------
Increase (decrease) in  shares ............    15,415,242     67,179,305      6,307,672    17,670,184      38,556,231    (4,072,838)
                                             ============   ============   ============  ============    ============  ============

4. Each Portfolio may engage in repurchase agreements, with respect to any security in which that Portfolio is authorized to invest, with member banks of the Federal Reserve System and with broker-dealers who are recognized as primary dealers in U.S. government securities by the Federal Reserve Bank of New York whose creditworthiness has been reviewed and found satisfactory by the Fund's Board of Directors. The Portfolios will always receive securities as collateral whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Portfolio in each agreement, and the Portfolio will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolios maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

5. In the pursuit of the Fund's minimum credit risk investment policy, each Portfolio maintains a diversified portfolio of money market instruments, each of which matures or resets to par in less than 397 days from date of purchase and is determined to represent minimal credit risk in accordance with the policies and procedures approved by the Fund's Directors. The ability of the issuer of the instruments to meet their obligations may be affected by economic developments in a specific industry, region or state.

6. The Fund may lend its securities to broker-dealers and other institutional investors. The Fund's policy is to receive collateral on each loan equal at all times to the market value of the securities loan plus accrued interest. The Fund may bear the risk of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities in the form of fees or through the reinvestment of collateral of any cash received as collateral. The Fund also continues to receive interest on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

7. The Portfolios are permitted to enter into reverse repurchase agreements for liquidity purposes or when it is able to purchase other securities which will produce more income than the cost of the agreement. The
     Portfolios may enter into reverse repurchase agreements only with those member banks of the Federal Reserve System and broker-dealers who are recognized as primary dealers in U.S. government securities by the Federal Reserve Bank of New York and whose creditworthiness has been reviewed and found satisfactory by the Fund's Board of Directors. When engaging in reverse repurchase transactions, the Portfolios will maintain, in a segregated account with its Custodian, securities equal in value to those subject to the agreement.

8. At October 31, 1996, the Tax Exempt Money Market Portfolio had net capital loss carryforwards for Federal income tax purposes of $53,141 with $2,775, $1,391, $2,039, $7,802 and $39,134 expiring in 2003, 2002, 2001, 1998 and
     1997, respectively.

                  See accompanying notes to financial statement

                              THE TREASURER'S FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

     Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each year indicated. This information has been derived from information provided in the Portfolio's financial statements.


                                                                                         DOMESTIC PRIME
                                                                                     MONEY MARKET PORTFOLIO
                                                               ---------------------------------------------------------------------
                                                SIX MONTHS                                 YEAR ENDED
                                                  ENDED        ---------------------------------------------------------------------
                                                 APRIL 30,     OCTOBER 31,   OCTOBER 31,    OCTOBER 31,   OCTOBER 31,    OCTOBER 31,
                                                  1997           1996           1995          1994          1993           1992
                                                ---------      ---------     ---------      ---------     ---------     ----------
PER SHARE DATA:
  Net asset value, beginning of year ....        $ 1.000        $ 1.000       $ 1.000        $ 1.000        $ 1.000       $ 1.000
                                                --------       --------      --------       --------       --------      --------
  Investment Operations:
  Investment income--net .................         0.026          0.049         0.054          0.035          0.028         0.038
  Net realized gain (loss)
    on investments.......................             --             --        (0.002)            --             --            --
                                                --------       --------      --------       --------       --------      --------

    Total from Investment Operations.....          0.026          0.049         0.052          0.035          0.028         0.038
                                                --------       --------      --------       --------       --------      --------

  Dividends from investment
    income--net ..........................        (0.026)        (0.049)       (0.054)        (0.035)        (0.028)       (0.038)
  Dividends from net realized
    gain on investments..................             --             --            --             --             --            --
                                                --------       --------      --------       --------       --------      --------
    Total Distributions .................         (0.026)        (0.049)       (0.054)        (0.035)        (0.028)       (0.038)
                                                --------       --------      --------       --------       --------      --------
  Contributions from affiliate (a).......             --             --         0.002             --             --            --
                                                --------       --------      --------       --------       --------      --------
  Net asset value, end of year...........        $ 1.000        $ 1.000       $ 1.000        $ 1.000        $ 1.000       $ 1.000
                                                ========       ========      ========       ========       ========      ========
Total Investment Return..................           2.45%+         5.12%         5.50%          3.56%          2.90%         3.82%
Ratios/Supplemental Data:
  Ratio of expenses
    to average net assets................           0.52%*,**      0.53%*        0.52%*         0.54%          0.62%         0.54%
  Ratio of interest expense to
    average net assets...................             --           0.01%         0.02%          0.13%            --            --
  Ratio of net investment income to
    average net assets ..................           4.89%**        4.93%         5.33%          3.49%          2.82%         3.82%
  Decrease reflected in above expense
    ratios due to undertakings by the
    Advisor/Administrator ...............             --           0.01%         0.01%          0.01%            --          0.01%
  Net Assets, end of
    period (in thousands)...............        $252,047       $236,812      $169,297       $143,744       $145,021      $169,357

----------
(a) During the year ended  October 31,  1995,  the  Domestic  Prime Money Market
    Portfolio realized losses on the sale of certain securities.  Pursuant to an undertaking, losses in the amount of $262,913 were reimbursed to the Fund by
    Gabelli-O'Connor.
  + Not annualized.
  * Effective  1995,  the ratios do not  include a  reduction  of  expenses  for custodian  fee  credits  on cash  balances  maintained  with the  custodian.
    Including  such  custodian fee credits,  the expense  ratios would have been
    0.52%,  0.52% and 0.50% for the six months  ended April 30, 1997 and for the fiscal years ended October 31, 1996 and October 31, 1995, respectively.
 ** Annualized.



                 See accompanying notes to financial statement

                              THE TREASURER'S FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

     Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each year indicated. This information has been derived from information provided in the Portfolio's financial statements.

                                                                                            TAX EXEMPT
                                                                                     MONEY MARKET PORTFOLIO
                                                              ---------------------------------------------------------------------
                                               SIX MONTHS                                   YEAR ENDED
                                                  ENDED       ---------------------------------------------------------------------
                                                APRIL 30,     OCTOBER 31,    OCTOBER 31,   OCTOBER 31,   OCTOBER 31,    OCTOBER 31,
                                                  1997           1996            1995         1994          1993           1992
                                                ---------      ---------      ---------     ---------     ---------      ---------
PER SHARE DATA:
  Net asset value, beginning of year.....        $ 1.000        $ 1.000       $ 1.000        $ 1.000        $ 1.000       $ 1.000
                                                 -------        -------       -------        -------        -------       -------
  Investment Operations:
  Investment income--net..................         0.015          0.030         0.034          0.022          0.021         0.031
  Net realized gain (loss)
    on investments.......................             --             --            --             --             --            --
                                                 -------        -------       -------        -------        -------       -------
    Total from Investment Operations ....          0.015          0.030         0.034          0.022          0.021         0.031
                                                 -------        -------       -------        -------        -------       -------
  Distributions:
  Dividends from investment
    income--net...........................        (0.015)        (0.030)       (0.034)        (0.022)        (0.021)      (0.031)
                                                 -------        -------       -------        -------        -------       -------
    Total Distributions..................         (0.015)        (0.030)       (0.034)        (0.022)        (0.021)      (0.031)
                                                 -------        -------       -------        -------        -------       -------
  Net asset value, end of year ..........        $ 1.000        $ 1.000       $ 1.000        $ 1.000        $ 1.000       $ 1.000
                                                 =======        =======       =======        =======        =======       =======
Total Investment Return .................           1.48%+         3.04%         3.42%          2.21%          2.16%         3.19%
Ratios/Supplemental Data:
  Ratio of expenses to
    average net assets...................           0.52%*,**      0.54%*        0.52%*         0.53%          0.57%         0.58%
  Ratio of net investment income to
    average net assets...................           2.95%**        3.00%         3.35%          2.18%          2.15%         3.10%
  Decrease reflected in above expense
    ratios due to undertakings by the
    Advisor/Administrator................             --             --          0.01%          0.01%            --          0.02%
  Net Assets, end of period
    (in thousands) ......................       $164,815       $158,507      $140,826       $133,951       $117,751       $95,751

----------
  + Not annualized.
  * Effective  1995,  the ratios do not  include a  reduction  of  expenses  for custodian  fee  credits  on cash  balances  maintained  with the  custodian.
    Including  such  custodian fee credits,  the expense  ratios would have been
    0.50%,  0.52% and 0.50% for the six months  ended April 30, 1997 and for the fiscal years ended October 31, 1996 and October 31, 1995, respectively.
 ** Annualized.

                 See accompanying notes to financial statement

                              THE TREASURER'S FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)
     Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each year indicated. This information has been derived from information provided in the Portfolio's financial statements.

                                                                                          U.S. TREASURY
                                                                                    MONEY MARKET PORTFOLIO
                                                             ----------------------------------------------------------------------
                                               SIX MONTHS                                  YEAR ENDED
                                                  ENDED      ----------------------------------------------------------------------
                                                APRIL 30,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,   OCTOBER 31,    OCTOBER 31,
                                                  1997          1996           1995           1994          1993           1992
                                                ---------     ---------      ---------      ---------     ---------     ----------
PER SHARE DATA:
  Net asset value, beginning of year.....        $ 1.000        $ 1.000       $ 1.000        $ 1.000        $ 1.000       $ 1.000
                                                  ------         ------        ------         ------         ------        ------
  Investment Operations:
  Investment income--net .................         0.221          0.047         0.051          0.033          0.026         0.034
  Net realized gain (loss)
    on investments.......................             --             --            --             --             --         0.002
                                                  ------         ------        ------         ------         ------        ------
    Total from Investment Operations....           0.221          0.047         0.051          0.033          0.026         0.036
                                                  ------         ------        ------         ------         ------        ------
  Distributions:
  Dividends from
    investment income--net................        (0.221)        (0.047)       (0.051)        (0.033)        (0.026)       (0.034)
  Dividends from net realized
    gain on investments..................             --             --            --             --             --        (0.002)
                                                  ------         ------        ------         ------         ------        ------
    Total Distributions .................         (0.221)        (0.047)       (0.051)        (0.033)        (0.026)       (0.036)
                                                  ------         ------        ------         ------         ------        ------
  Net asset value, end of year ..........        $ 1.000        $ 1.000       $ 1.000        $ 1.000        $ 1.000       $ 1.000
                                                  ======         ======        ======         ======         ======        ======
Total Investment Return .................           2.36%+         4.83%         5.27%          3.31%          2.60%         3.68%
Ratios/Supplemental Data:
  Ratio of expenses to average
    net assets...........................           0.60%*,**      0.63%*        0.56%*         0.49%          0.47%         0.45%
  Ratio of net investment income
    to average net  assets ..............           4.65%**        4.70%         5.10%          3.07%          2.55%         3.38%
  Decrease reflected in above expense
    ratios due to undertakings by the
    Advisor/Administrator................             --             --            --             --             --          0.01%
  Net Assets, end of
    period (in thousands)................       $129,318        $90,761       $94,834       $138,205       $224,071      $254,899

----------
  + Not annualized.
  * Effective  1995,  the ratios do not  include a  reduction  of  expenses  for custodian  fee  credits  on cash  balances  maintained  with the  custodian.
    Including  such  custodian fee credits,  the expense  ratios would have been
    0.58%,  0.60% and 0.54% for the six months  ended April 30, 1997 and for the fiscal year ended October 31, 1996 and October 31, 1995, respectively.
 ** Annualized.

                 See accompanying notes to financial statements

                              THE TREASURER'S FUND

BOARD OF DIRECTORS

     FELIX J. CHRISTIANA           (Retired) Senior Vice President, Dollar Dry
                                        Dock Savings Bank

     ANTHONY J. COLAVITA           Attorney-at-Law, Anthony J. Colavita, P.C.

     RICHARD N. DANIEL             Chairman and Chief Executive Officer, Handy &
                                        Harman

     ANTHONIE C. VAN EKRIS         Managing Director, BALMAC International, Inc.

     MARY E. HAUCK                 (Retired) Senior Portfolio Manager, Gabelli-
                                        O'Connor Fixed Income
                                   Mutual Fund Management Co.

     ROBERT C. KOLODNY, M.D.       Physician, author and lecturer, General
                                        Partner of KBS Partnership

     THOMAS E. O'CONNOR            Consultant, Gabelli Fixed Income L.L.C.

     KARL OTTO POHL                Former President, Deutsche Bundesbank

     ANTHONY R. PUSTORINO          Certified Public Accountant; Professor, Pace
                                        University

     WERNER J. ROEDER, MD          Director of Surgery, Lawrence Hospital


--------------------------------------------------------------------------------

OFFICERS

     RONALD S. EAKER               President and Chief Investment Officer

     HENLEY L. SMITH               Vice President and Investment Officer

     BRUCE N. ALPERT               Vice President

     GEORGETTE HORTON              Vice President

     LISA LING                     Vice President

     JUDITH A. FABRIZI             Secretary, Treasurer and Investment Officer